August 16, 2011

Deborah O’Neal-Johnson, Esquire

U.S. Securities & Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:          T. Rowe Price Floating Rate Fund, Inc. (“Registrant”)
consisting of the following series:

                                T. Rowe Price Floating Rate Fund–Advisor Class
                File Nos.: 333-174605/811-22557

Dear Ms. O’Neal-Johnson:

This letter accompanies our filing of the above-referenced funds’ prospectuses under Rule 497(e) of the Securities Act of 1933. This amendment is being filed solely for the purpose of submitting interactive data files that contain the risk/return summary information set forth in response to Items 2, 3, and 4 of Form N-1A. The information contained in these eXtensible Business Reporting Language (“XBRL”) exhibits is identical to the information in the 497(e) filing that was submitted for these funds on August 1, 2011.

Please contact me at 410-345-6628, or in my absence, Brian Poole at 410-345-6646, if we may be of further assistance.

Sincerely,

/s/Gina Hogan
Gina Hogan